NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NOTES PAYABLE
NOTES PAYABLE

6. NOTES PAYABLE

		September 30,	December 31,
		2024	2023
(2)	Note bearing interest at 18% due October 1, 2026	20,577	27,540
(3)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,804,912	1,988,793
(4)	Promissory Note bearing interest at 12%, due October 31, 2023	-	38,609
(5)	Convertible Note bearing interest at 12% due October 31, 2024	390,619	388,380
(6)	Convertible Note bearing interest at 12%, due October 31, 2024	-	569,391
(6)	Convertible Note bearing interest at 12%, due December 18, 2024	-	574,961
(7)	Convertible Note bearing interest at 12%, due December 19, 2024	78,442	80,722
(8)	Convertible Note bearing interest at 12%, due December 19, 2024	78,442	80,509
(5)	Convertible Note bearing interest at 12%, due December 28, 2024	-	114,781
(1)	Convertible Note bearing interest at 12%, due July 31, 2024	-	473,743
(9)	Promissory Note bearing interest at 15%, due December 26, 2024	2,272,757	2,000,000
(10)	Promissory Note bearing interest at 12%, due May 3, 2024	-	-
(11)	Convertible Note bearing interest at 12%, due February 1, 2025		-
(12)	Convertible Note bearing interest at 12%, due February 1, 2025		-
(13)	Convertible Note bearing interest at 16%, due February 26, 2025	341,727	-
(13)	Convertible Note bearing interest at 16%, due February 26, 2025	1,256,868	-
(6)	Promissory Note bearing interest at 16%, due June 30, 2024	-	-
(14)	Convertible Note bearing interest at 16%, due May 8, 2025	370,412	-
(15)	Promissory Note bearing interest at 12%, due February 14, 2025	126,504	-
(16)	Promissory Note bearing interest at 15%, due November 22, 2024	-	-
(1)	Promissory Note bearing interest at 12%, due July 31, 2024	-	-
(13)	Convertible Promissory Note bearing interest at 12%, due July 30, 2025	394,521
(13)	Convertible Promissory Note bearing interest at 12%, due July 30, 2025	821,561
(6)	Convertible Promissory Note bearing interest at 12%, due August 1, 2027	266,272
(6)	Convertible Promissory Note bearing interest at 12%, due August 1, 2027	1,368,784
(1)	Convertible Promissory Note bearing interest at 12%, due August 1, 2025	609,151
(1)	Convertible Promissory Note bearing interest at 12%, due August 1, 2025	529,906
(16)	Convertible Promissory Note bearing interest at 12%, due August 1, 2027	988,150
(5)	Convertible Promissory Note bearing interest at 12%, due August 1, 2027	149,787
(11)	Convertible Promissory Note bearing interest at 12%, due August 1, 2027	67,005
(12)	Convertible Promissory Note bearing interest at 12%, due August 1, 2027	6,700
(15)	Promissory Note bearing interest at 12%, due July 15, 2025	127,287
(17)	Convertible Promissory Note bearing interest at 12%, due September 30, 2025	134,567

	Total notes payable	12,204,951	6,337,429
	Less: Unamortized debt discounts	(312,795)	-
	Less: unamortized financing costs	(1,800,778)	(196,837)
	Total notes payable, net of financing costs	10,091,378	6,140,592
	Less current maturities	(6,953,285)	(4,720,455)
	Total Long-Term Debt	$3,138,093	$1,420,137
1.

On February 9, 2024, the Company issued a convertible note entered into a securities purchase agreement with an investor with an effective date of December 29, 2023, pursuant to which the Company in principal amount of $473,743 in exchange for the conversion of a payable in the amount of $473,743. The maturity of the convertible note is June 1, 2024 and carries an interest rate of 12% per annum and is convertible into Company common stock at a conversion rate equal to 100% of the closing price of the Company’s common stock on December 29, 2023. At maturity this note was reissued under the existing terms with a maturity date of July 31, 2024 in addition the Company will issue 74,685 restricted common stock at maturity. The value of the Common Stock was deemed to be $37,338 and is being expensed equally over the new term. On maturity this note was extended under the same terms to July 31, 2024. On August 13, 2024, with an effective date of August 1, 2024 the Company entered into securities purchase agreement with the note holders whose debt had matured as of July 31, 2024 totaling $507,060 inclusive of all unamortized OID, accrued interest and outstanding principal. The parties entered into a new convertible promissory note with a maturity date of August 1, 2025. The note is convertible at $0.53 with a mandatory conversion if the Company’s stock price is at $0.69 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The note carries an interest rate of 12% per annum with all interest and principal due at maturity. The note is subordinated to the Company’s senior lenders.

On June 1, 2024, the Company issued a convertible note entered into a securities purchase agreement with another related investor, pursuant to which the Company in principal amount of $397,622 in exchange for the conversion of a payable in the amount of $397,622. The maturity of convertible note is July 31, 2024 and carries an interest rate of 12% per annum and is convertible into Company common stock at a conversion rate equal to 100% of the closing price of the Company’s common stock on June 1, 2024. On August 13, 2024, with an effective date of August 1, 2024 the Company entered into securities purchase agreement with the note holders whose debt had matured as of July 31, 2024 totaling $405,636 inclusive of all unamortized OID, accrued interest and outstanding principal. The parties entered into a new convertible promissory note with a maturity date of August 1, 2025. The note is convertible at $0.53 with a mandatory conversion if the Company’s stock price is at $0.69 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The note carries an interest rate of 12% per annum with all interest and principal due at maturity. The note is subordinated to the Company’s senior lenders.

2.

In November 2021, the Company signed a $40,071 equipment finance agreement with a maturity date 60 months after issuance from a third-party financing company. Payments of principal and interest of $791 are due monthly.

3.

On February 28, 2022, the Company signed a $2,000,000 secured promissory note with a maturity date 48 months after issuance and received in exchange $1,970,000 net of fees. An Interest charge of 17.5% per annum shall accrue, with interest only payments being made for the first six months after which both interest and principal will be due. The Company has right of prepayment subject to certain minimum interest payments being made. The Prepayment Fee shall be (i) equal to 6 months’ interest that would have accrued with regard to the prepaid principal, if prepaid prior to the 2nd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable, and (ii) equal to 3 months’ interest that would have accrued with regard to the prepaid principal, if prepaid on or after the 2nd anniversary and prior to the 3rd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable. Additionally, the Company has the following covenant requirements; maintaining a minimum cash balance of $150,000 in its combined bank accounts as well as entering into a Deposit Account Control Agreement; monthly financial reporting requirements and certifications; obtaining other indebtedness without consent; merge, consolidate or transfer assets; pledge assets as collateral; or guarantee without consent of the Lender. On February 12, 2024, the Company entered into a Forbearance Agreement with an effective date of December 31, 2024 whereby the Company agreed to make $300,000 payment to cure certain defaults under the original Loan Agreement. In addition, the Company agreed to increase the default rate of interest in the Loan Agreement, report certain financial and cash metrics on a weekly basis, budgetary updates as well as pay down of balance of 10% of all financing raised over $500,000, in exchange for interest only payments until July 2024 and waiver of all covenants. The Company has obtained an additional waiver until December 31, 2024.

4.

In September 2023 the Company entered into a sixty-day Promissory Note (“Note”) in the amount of $1,200,000 related to its purchase of the assets of Preferred Dental Development LLC. The Note carries an interest of 12% per annum and is subordinated to the Company’s senior lenders. The principal balance of the note was fully repaid in December 31, 2023 with only the interest portion of $38,609 outstanding as of December 31, 2023. The note was fully repaid in January 2024. The promissory note was subordinated to the Company’s senior lenders.

5.

In October 2023, the Company entered into a promissory note for $350,000. The maturity of the Promissory Note is May 13, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.85 per share. In conjunction with the Promissory Note, the Company also issued a five-year warrant to purchase 24,500 shares of Company common stock with an exercise price of $2.04. The value of the warrants of 13,498 as determined by a Black-Scholes calculation is separated from the value of the note and expensed equally over the term of the note as a financing fee. At maturity this note was extended under existing terms till July 31, 2024 in addition the Company will issue 51,539 restricted common stock at maturity. The value of the Common Stock was deemed to be $21,640 and is being expensed equally over the new term. On August 13, 2024, with an effective date of August 1, 2024, the Company entered into an extension of the term of the note to October 31, 2024 under the same terms and conditions. The promissory note is subordinated to the Company’s senior lenders.

On December 28, 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $100,000. The maturity of the convertible note is December 28, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.31 or $1.57 for the share price of conversion. In December 2023, the Company entered into an amendment with holder of an Amendment to Convertible Promissory Notes issued in October 2023 whereby the holder of the Note agreed that the Note would not be convertible into shares of Company Common Stock unless and until the Company’s shareholders approve such conversion per NASDAQ Listing Rule 5635(d). The Company and the Note holder also entered into amendments to the warrants to purchase common stock issued in connection with the issuance of the Note, pursuant to which the holder of the Warrants agreed that the Warrants would not become exercisable unless and until the Company’s shareholders approve the exercise of the Warrants pursuant to NASDAQ Listing Rule 5635(d), such approval was obtained on May 31, 2024. On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an exchange agreement and new convertible promissory note with the holder totaling $118,425 inclusive of any and all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity. The promissory note is subordinated to the Company’s senior lenders.

6.

In October 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a Convertible Promissory Note in principal amount of $500,000. The maturity of the Convertible Promissory Note is October 31, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90.

In December 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $500,000. The maturity of the convertible note is December 18, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into exchange agreements and convertible promissory notes with the note holder whose debt matured after July 31, 2024 totaling $1,082,192 inclusive of all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity. The promissory notes are subordinate to the Company’s senior lenders.

On April 2, 2024 the Company entered into a promissory note in the principal amount of $200,000 with the existing investor. The maturity of the promissory note is June 30, 2024 and carries an interest rate of 16% per annum with interest and principal due at maturity. On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an exchange agreement and new convertible promissory note with the holder totaling $210,521 inclusive of any and all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity. The promissory notes are subordinate to the Company’s senior lenders.

7.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory note is subordinated to the Company’s senior lender.

8.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory note is subordinated to the Company’s senior lender.

9.

In December 2023, the Company issued a subordinated note to a service provider in principal amount of $2,000,000 in exchange for conversion of an account payable in the amount of $2,000,000. The maturity of the subordinated note is December 26, 2024 and carries an interest rate of 15% per annum and is to be paid in interest only installments for three months followed with a ballon payment in month four and then a combination of principal and interest payments for the remaining term. The note is secured by the assets of the Company and is junior to the security interest of the Company’s senior lender. As part of the note payable the Company agreed to purchase investor relation consulting services totaling $200,000 payable in quarterly installments beginning in January 2024. The Company was not incompliance with certain provisions of the loan as of September 30, 2024 and has obtained a waiver for any defaults.

10.

On January 1, 2024 the Company entered into a promissory note with Teamworx for $125,000 due January 31, 2024 with no interest. On February 1, 2024, the note was extended to February 29, 2024 with 12% with principal and interest due at maturity. On March 1, 204 the note was extended again to April 30, 2024 with principal and interest due at maturity. This note was further extended to May 6, 2024 under the same terms and was fully repaid in May 2023.

11.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $50,000 in exchange for $50,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws. . On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an exchange agreement and new convertible promissory note with the holder totaling $52,975 inclusive of any and all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity. The promissory note is subordinated to the Company’s senior lender.

12.

On February 1, 2024, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a convertible note in principal amount of $5,000 in exchange for $5,000. The maturity of the convertible note is February 1, 2025 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance. The convertible note is being sold and issued without registration under the Securities Act of 1933, as amended (the “Securities Act”), in reliance on the exemptions provided by Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated under the Securities Act as sales to an accredited investor, and in reliance on similar exemptions under applicable state laws. . On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an exchange agreement and new convertible promissory note with the holder totaling $5,298 inclusive of any and all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity. The promissory note is subordinated to the Company’s senior lender.

On February 26, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with certain institutional investors (the “Investors”). Pursuant to the terms and conditions of the Purchase Agreement, the Investors agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of up to $2,375,000. The Purchase Agreement contemplates funding of the investment across two tranches. At the first closing (the “Initial Closing”) an aggregate principal amount of $1,375,000 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $1,250,000, representing an original issue discount of 10%. On such date (the “Initial Closing Date”), the Company will also issue the Investors 85,174 shares of Company common stock (the “Commitment Shares”). Subject to satisfying the conditions discussed below, the Company has the right under the Purchase Agreement, but not the obligation, to require that the Investors purchase additional Notes at one additional closing. Upon notice, the Company may require that the Investors purchase an additional aggregate principal amount of $1,100,000 of Notes, in exchange for aggregate gross proceeds of $1,000,000, if, among other items, (i) the Registration Statement (as described below) is effective; and (ii) the Shareholder Approval (as described below) has been obtained. The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1.848 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion. On April 26, 2024, the Company and the Investors entered into an amendment to the Purchase Agreements (the “Amendment”) and related transaction documents, pursuant to which the terms of the Financing were amended. The amended terms include, but are not limited to, an increase in the total amount of the Notes issuable under the Financing to an aggregate principal amount of up to $8,250,000. Pursuant to the Amendment, the Company has the right to provide the Note holders a notice that permits the holders to voluntarily convert the Notes at any time at the Market Price (defined below) on the date of conversion (such notice “Voluntary Conversion Notice”).

On July 31, 2024, a second closing occurred (the “Second Closing”), pursuant to which an aggregate principal amount of $384,406 of Notes (the “July Notes”) was issued in exchange for aggregate gross proceeds of $349,460, representing an original issue discount of 10%. On such date (the “Second Closing Date”), the Company also issued the Investors 50,734 shares of Company common stock (the “Second Commitment Shares”). The Notes will mature 12 months from their respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Notes will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default (See “— Events of Default” below). Each holder of Notes may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $0.77 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. Notwithstanding the foregoing, on July 31, 2024, the Company provided the holders of all of the Notes a Voluntary Conversion Notice and accordingly, the Notes may be converted by the holders at any time at the Market Price (defined below). With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion (the “Market Price”). The Notes contain standard and customary events of defaults (each, an “Event of Default”), including but not limited: (i) failure to pay to the holder any amounts when due; iii) the failure to timely file or make effective the Registration Statement (as described below) pursuant to the Registration Rights Agreement, (iii) the failure to obtain Shareholder Approval (as described below), and (iv) bankruptcy or insolvency of the Company. The Notes prohibit the Company from entering specified fundamental transactions (including, without limitation, mergers, business combinations and similar transactions) unless the Company (or the Company’s successor) assumes in writing all of the obligations under the Notes and the other transaction documents in the Financing. In addition, if such event occurs then the holder of the Note shall have the right to (i) be repaid the full amount owed under the Note and (ii) receive upon conversion of all or any portion of the Note such stock, securities or assets which the holder would have been entitled to receive in such transaction had the Note been converted immediately prior to such transaction (without regard to any limitations on conversion set forth herein).

On July 31, 2024, the parties entered into a registration rights agreement (the “Registration Rights Agreement”), which grants the Investors certain customary registration rights in connection with the Financing with respect to the shares of common stock underlying the July Notes. In accordance with the terms and conditions of the Registration Rights Agreement, the Company shall prepare and file with the SEC a registration statement on Form S-1 (the “Registration Statement”) registering the resale of the common stock underlying all of the Notes within 90 days and to have such registration statement effective by within 120 days after the execution of the Registration Rights Agreement. In compliance with Nasdaq Listing Rule 5635(d), the Company shall not issue any shares of common stock underlying the July Notes if the issuance of such shares of common stock would exceed the aggregate number of shares of common stock which the Company may issue upon conversion of the July Notes without breaching the Company’s obligations under the rules or regulations of the Nasdaq Stock Market. Pursuant to the Purchase Agreement, the Company agreed to hold a special stockholder seeking stockholder approval of the issuance of all of the common stock underlying the July Notes in compliance with the rules and regulations of the Nasdaq Stock Market. The Company obtained shareholder approval for such transaction on September 16, 2024.

On July 31, 2024, the Company and the Investors entered into a waiver agreement pursuant to which the Investors agreed to waive certain events of default under the Notes related to the Company’s failure to file its Form 10-K on a timely basis and delays in registering the resale of the common stock underlying the Notes issued in February 2024. In consideration for the waiver, the Company issued the investors warrants to purchase an aggregate of 1,680,555 shares (the “Warrants”). In compliance with Nasdaq Listing Rule 5635(d), the Company is not able to issue any shares of common stock upon exercise of the Warrants if the issuance of such shares of common stock would exceed the aggregate number of shares of common stock which the Company may without breaching the Company’s obligations under the rules or regulations of the Nasdaq Stock Market. The Company obtained shareholder approval for such transaction on September 16, 2024.

Each Warrant has an initial exercise price per share equal to $0.90. The Warrants are immediately exercisable and will expire on the five-year anniversary of the original issuance date. The exercise price and number of shares of common stock issuable upon exercise is subject to appropriate adjustment in the event of stock dividends, stock splits, reorganizations or similar events affecting our shares of common stock and the exercise price. Subject to certain exemptions outlined in the Warrant, for the life of the Warrant, if the Company sells or issues any common stock or convertible security, at an effective price per share less than the exercise price of the Warrant then in effect (a “Dilutive Issuance”), the exercise price of the Warrant will be reduced to the price per share in the Dilutive Issuance and the number of shares issuable upon exercise of the Warrant shall be proportionally adjusted so that the aggregate exercise price of the Warrant shall remain unchanged; provided that the exercise price of the Warrants may not be lowered below $0.135 per share. A holder (together with its affiliates) may not exercise any portion of the Warrants to the extent that the holder would own more than 4.99% (or, at the election of the holder, 9.99%) of the outstanding shares of common stock immediately after exercise. If at the time a holder exercises its Warrants, a registration statement registering the resale of the shares of common stock underlying the Warrants under the Securities Act is not then effective or available and an exemption from registration under the Securities Act is not available for the issuance of such shares, then in lieu of making the cash payment otherwise contemplated to be made to us upon such exercise in payment of the aggregate exercise price, the holder may elect instead to receive upon such exercise (either in whole or in part) the net number of shares of common stock determined according to a formula set forth in the Warrants. The registration statement for the resale of the common stock underlying the warrants went effective on October 23, 2024.

The promissory notes are subordinated to the Company’s senior lenders.

14.

On May 8, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”). Pursuant to the terms and conditions of the Purchase Agreement, the Investor agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of $304,700. At closing an aggregate principal amount of $304,700 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $277,000, representing an original issue discount of 10%. On such date, the Company will also issue the Investors 17,034 shares of Company common stock (the “Commitment Shares”). The Note will mature 12 months from its respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the six-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Note will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will not accrue additional interest during the term; provided that the interest rate of the Notes will automatically increase to 16% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. Each holder of Note may convert all, or any part, of the outstanding Note, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $1,416 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. If the Company fails to make any Amortization Payments when due, then each holder may alternatively elect to convert all or any portion of such holder’s Notes at a conversion price equal to the lesser of (i) the Conversion Price, and (ii) 90% of the lowest VWAP of the common stock during the five (5) consecutive trading days immediately prior to such conversion. The Company received a waiver for untimely filing of its regulatory reporting requirements from the lender. The promissory note is subordinated to the Company’s senior lenders.

15.

On May 14, 2024, The Company executed a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”). Pursuant to the terms and conditions of the Purchase Agreement, the Investors agreed to purchase from the Company unsecured convertible note in the aggregate principal amount of $178,250. The Note will mature 11 months from the respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the one-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/10th of the principal amount of the Note per month (the “Amortization Payments”). The Note will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will accrue 12% interest during the term; provided that the interest rate of the Notes will automatically increase to 22% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. The Note may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $50 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions in the event of default only. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. The promissory note is subordinated to the Company’s senior lenders.

On September 4, 2024 the Company issued a second securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”). Pursuant to the terms and conditions of the Purchase Agreement, the Investors agreed to purchase from the Company unsecured convertible note in the aggregate principal amount of $127,200. The Note will mature 12 months from the respective issuance date (the “Maturity Date”), unless earlier converted. Commencing on the sixth-month anniversary of the issue date, the Company will be required to make monthly amortization payments pursuant to the Note of approximately 1/6th of the principal amount of the Note per month (the “Amortization Payments”). The Note will be the Company’s unsecured obligations and equal in right of payment with all of our other indebtedness and other indebtedness of any of our subsidiaries. The Notes were issued with an original issue discount of 10.0% per annum, and will accrue 12% interest during the term; provided that the interest rate of the Notes will automatically increase to 22% per annum (the “Default Rate”) upon the occurrence and continuance of an event of default. The Note may convert all, or any part, of the outstanding Notes, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $0.50 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions in the event of default only. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. The promissory note is subordinated to the Company’s senior lenders.

16.

On May 22, 2024, iCoreConnect, Inc. (the “Company”) issued an unsecured note in the aggregate principal amount of $500,000 (the “Note”) to a single lender. The Note matures on November 15, 2025 (the “Maturity Date”), unless earlier repaid. On the Maturity Date, all principal and interest will be due along with an origination amount of $65,000. Commencing November 15, 2024, interest will accrue on the outstanding principal and the origination amount at the rate of 15% per annum; provided that the interest rate will automatically increase by 1.5% per month, compounded monthly upon the occurrence of an event of default. If the Company completes a transaction or series of related transactions pursuant to which a material portion of the Company’s outstanding debt is paid, refinanced, recapitalized, compromised, or otherwise satisfied, then all amounts under the Note will become immediately due and payable. If the Company does not repay the Note, including the origination amount, prior to November 15, 2024, the Company shall be required to issue the lender 225,000 shares of Company common stock (the “Rollover Shares”). The Note contains standard and customary events of defaults, including but not limited: (i) failure to pay to the holder any amounts when due; (ii) the failure to pay when due any other debts of the Company, and (iii) bankruptcy or insolvency of the Company. The promissory note is subordinated to the Company’s senior lenders.

On August 13, 2024, with an effective date of August 1, 2024 the Company entered into an exchange agreement and new convertible promissory note with the holder totaling $781,253 inclusive of any and all unamortized OID, accrued interest and outstanding principal. Pursuant to the exchange agreements the Company issued a new note that extended the term of the original debt to August 1, 2027 and provide for a new conversion price of $0.80 with a mandatory conversion if the Company’s stock price is at $1.04 or above subject to there being at least 75,000 daily share trading volume over five consecutive days. The new note carries an interest rate of 12% per annum with all interest and principal due at maturity.

17.

On September 13, 2024 the Company executed a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”). Pursuant to the terms and conditions of the Purchase Agreement, the Investor agreed to purchase from the Company unsecured convertible notes in the aggregate principal amount of $220,000. At closing an aggregate principal amount of $110,000 will be issued upon the satisfaction of certain customary closing conditions in exchange for aggregate gross proceeds of $100,000, representing an original issue discount of 10%. The Note will mature 12 months from its respective issuance date (the “Maturity Date”), unless earlier converted with all principal and interest due at maturity. The holder of Note may convert all, or any part, of the outstanding Note, at any time at such holder’s option, into shares of the Company’s common stock at an initial “Conversion Price” of $0.53 per share, which is subject to proportional adjustment upon the occurrence of any stock split, stock dividend, stock combination and/or similar transactions. With limited exceptions, if the Company at any time while a Note is outstanding, issues any common stock or securities entitling any person or entity to acquire shares of common stock (upon conversion, exercise or otherwise), at an effective price per share less than the Conversion Price then the Conversion Price shall be reduced to the same price as the new investment. A holder shall not have the right to convert any portion of a Note to the extent that, after giving effect to such conversion, the holder (together with certain related parties) would beneficially own in excess of 4.99%, or the “Maximum Percentage”, of shares of the Company’s common stock outstanding immediately after giving effect to such conversion. The promissory note is subordinated to the Company’s senior lenders.

8. DEBT

		December 31,	December 31,
		2023	2022
(1)	Convertible Note bearing interest at 12% due May, 2023	$-	$578,802
(2)	Note bearing interest at 15% due September 1, 2023	-	1,012,500
(2)	Note bearing interest at 15% due September 1, 2023	-	506,250
(3)	Note bearing interest at 18% due October 1, 2026	27,540	32,752
(4)	Secured Promissory Note bearing interest at 17.5% due February 28, 2026	1,988,793	1,960,965
(5)	Promissory Note bearing interest at 14%, due January 15, 2023	-	50,892
(6)	Promissory Note bearing interest at 14%, due September 1, 2023	-	329,227
(7)	Promissory Note bearing interest at 15%, due January 25, 2023	-	509,145
(8)	Promissory Note bearing interest at 15%, due September 1, 2023	-	255,490
(8)	Promissory Note bearing interest at 15%, due September 1, 2023	-	255,547
(9)	Convertible Note bearing interest at 15% due March 2024	-	-
(10)	Convertible Note bearing interest at 15% due June 14, 2024
(11)	Convertible Note bearing interest at 15% due June 14, 2024
(12)	Convertible Note bearing interest at 15% due July 24, 2024	-	-
(13)	Promissory Note bearing interest at 12%, due October 31, 2023	38,609	-
(14)	Convertible Note bearing interest at 12% due May 13, 2024	388,380
(15)	Convertible Note bearing interest at 12%, due October 31, 2024	569,391	-
(15)	Convertible Note bearing interest at 12%, due December 18, 2024	574,961
(16)	Convertible Note bearing interest at 12%, due December 19, 2024	80,722
(17)	Convertible Note bearing interest at 12%, due December 19, 2024	80,509
(14)	Convertible Note bearing interest at 12%, due December 28, 2024	114,781
(2)	Convertible Note bearing interest at 12%, due June 1, 2024	473,743
(18)	Promissory Note bearing interest at 15%, due December 26, 2024	2,000,000
	Total notes payable	6,337,429	5,491,570
	Less: Unamortized debt discounts	-	-
	Less: unamortized financing costs	(196,837)	(7,444)
	Total notes payable, net of financing costs	6,140,592	5,484,126
	Less current maturities	(4,720,455)	(4,034,865)
	Total Long-Term Debt	$1,420,137	$1,449,261
1.

In April 2021, the Company signed a $500,000 convertible promissory note with a maturity date twelve months after issuance and received in exchange $500,000. An interest charge of 12% per annum shall accrue and be paid on the maturity date. The note is convertible into the Company’s Common Stock at a fixed conversion price of $0.10 per common share based on Old iCore common share value. The Company has right of prepayment. The note holder is limited to receive upon conversion no more than 4.99% of the issued and outstanding Common Stock at the time of conversion at any one time. The Company also issued to the Holder 788,000 restricted shares of the Company’s Common Stock and a warrant to purchase 87,132 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.60 per share for the first 43,566 Warrant Shares and $0.75 for the next 43,566 Warrant Shares. In August 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 108,915 warrants being issued and the strike price repriced to $0.30 for all 196,047 warrants. In December 2022, the down round provision in the Warrant Agreement was triggered again resulting in an additional 49,012 warrants to be issued and the strike price repriced to $0.24 for all 245,059 warrants. At Maturity this note was renegotiated and term extended to June 2023 for an additional principal consideration of $55,400 under the same interest rate and conditions as the matured note. This note and accrued interest was converted in January 2023 for 202,343 shares of Common Stock. In May 2023 the Company and the warrant holder renegotiated the outstanding warrants back to their original intended values at issuance date of 43,566 exercisable at $0.60 and 43,566 exercisable at $0.75. As part of the Merger, the warrants were converted on a cashless basis into 28,621 shares of Common Stock.

2.

In August 2021, the Company signed a $1,000,000 and $500,000 promissory note with a maturity date 24 months after issuance. An interest charge of 15% per annum shall accrue and be paid monthly. The Company also issued to the Holder 33,513 restricted shares of the Company’s Common Stock and 50,269 cash Warrant Shares with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.75 per share. In December 2021 the down round provision in the Warrant Agreement was triggered resulting in an additional 75,403 warrants being issued and the strike price repriced to $0.30 for all 125,672 warrants. In December 2022 the down round provision in the Warrant Agreement was triggered again resulting in an additional 31,418 warrants being issued and the strike price repriced to $0.30 for all 157,090 warrants. In May the Company and the warrant holder renegotiated the outstanding warrants back to their original intended values at issuance date of 50,269 exercisable at $0.75. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger these notes totalling $1,500,000 along with outstanding interest of $nil was converted on August 25, 2023 into 173,339 common shares and the warrants were converted on a cashless basis into 28,621 shares of Common Stock.

In August 2023, the Company agreed to a Satisfaction Agreement in conjunction with the conversion of debt in the amount of $1,500,000 to be done at the time of Merger. The Satisfaction Agreement provides that the Company would provide the equity holder cash proceeds on the difference between the proceeds from the sale of stock and the face value of debt up to $1,500,000 subject to certain selling limitations on or before August 2024. The lender sold $1,000,000 worth of stock for a net return of $526,257 and invoked the Satisfaction Agreement in October 2023. In December 2023, the Company and lender agreed to enter into a new Convertible Promissory Note in the amount of $473,743 with a maturity of six months after issuance. An interest rate of 12% per annum shall accrue and be paid on maturity. The Note and accrued interest is convertible at $1.24 per share into the Company’s Common Stock.

3.

In November 2021, the Company signed a $40,071 equipment finance agreement with a maturity date 60 months after issuance from a third-party financing company. Payments of principal and interest of $791 are due monthly.

4.

On February 28, 2022, the Company signed a $2,000,000 secured promissory note with a maturity date 48 months after issuance and received in exchange $1,970,000 net of fees. An Interest charge of 17.5% per annum shall accrue, with interest only payments being made for the first six months after which both interest and principal will be due. The Company has right of prepayment subject to certain minimum interest payments being made. The Prepayment Fee shall be (i) equal to 6 months’ interest that would have accrued with regard to the prepaid principal, if prepaid prior to the 2nd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable, and (ii) equal to 3 months’ interest that would have accrued with regard to the prepaid principal, if prepaid on or after the 2nd anniversary and prior to the 3rd anniversary of the date of the Initial Advance or Subsequent Advance, as applicable. Additionally, the Company has the following covenant requirements; maintaining a minimum cash balance of $150,000 in its combined bank accounts as well as entering into a Deposit Account Control Agreement; monthly financial reporting requirements and certifications; obtaining other indebtedness without consent; merge, consolidate or transfer assets; pledge assets as collateral; or guarantee without consent of the Lender. In December 2023 the Company and the secured lender entered into a Forbearance Agreement whereby the Company will be required to provide additional reporting weekly and monthly reporting, pay a forbearance fee of $300,000 which would be applied to outstanding interest and fees, along with other customary requests in exchange for a forbearance and the adjustment of the loan to interest only till July 2024.

5.

In April 2022, the Company signed a $50,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturity in October 2022, this note was reissued under the same term with a maturity of three (3) months. The promissory note is subordinated to the Company’s senior lender. This note was fully repaid in March 2023.

6.

In April 2022, the Company signed a $300,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 14% per annum which shall accrue and be paid on the maturity date. The Company has the right to prepay this note without penalty. At maturity in October 2022, this note was reissued under the same terms with a maturity of date of six (6) months.  In March 2023, the term of this note was extended to September 1, 2023.The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $300,000 along with outstanding interest of $55,693 was converted on August 25, 2023 into 41,104 common shares.

7.

In July 2022, the Company signed a $500,000 unsecured promissory note with a maturity date six (6) months after issuance with an interest charge of 15% per annum. The note is callable by the Holder no earlier than 90 days from issue. The Company has the right to prepay this note without penalty. The Company issued to the Holder a warrant to purchase 175,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 87,500 warrants and $0.20 per share for 87,500 warrants. This note was fully repaid in March 2023.

8.

In August 2022, the Company signed two $250,000 unsecured promissory notes with a maturity date six (6) months after issuance with an interest charge of 15% per annum to the same investor in 14 and 9. The notes are callable by the Holder no earlier than 90 days from issue. The Company has the right to prepay this note without penalty. The Company issued to the Holder a warrant to purchase 175,000 shares of Company Common Stock with a 5-year term. The exercise price per share of Common stock under this Warrant is $0.25 per share for 87,500 warrants and $0.20 per share for 87,500 warrants. In March 2023, the term of these notes were extended to September 1, 2023.The promissory notes are subordinated to the Company’s senior lenders. As part of the Merger these notes with principal balance totalling $500,000 along with outstanding interest of $nil was converted on August 25, 2023 into 57,780 common shares.

9.

In March 2023, the Company entered into a twelve (12) month Convertible Secured Promissory Note (“Note”). The Note is for $2,500,000 with $500,000 paid to the Holder on issuance for net proceeds of $2,000,000. The Note carries and interest of 15% per annum which can be paid in cash or kind and it is convertible either into the Company’s Common Stock after six months from date of issuance at $0.10 per share, or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination.  As a condition of the Note all existing outstanding Notes maturing before September 1, 2023 had their term extended to September 1, 2023. In addition, all vested option holders and all warrant holders were provided with a cashless purchase option at time of the Business Combination. The Note is superior to all notes in terms of security except of our Senior Secured Note Payable. In May 2023 all warrant holders with down round provisions provided a waiver to the potential down round triggering event on any conversion issuance. As part of the Merger this note with principal balance of $2,500,000 along with outstanding interest of $115,535 was converted on August 25, 2023 into 876,522 common shares.

10.

In June 2023, the Company entered into a twelve (12) month note Convertible Promissory Note (“Note”). The Note is for $77,000 and carries an interest rate of 15% per annum. The principal of the Note is convertible into Common Stock of the Company at a twenty percent discount to the closing price of the Company’s Common Stock on September 1, 2023 or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination at a twenty percent discount to such exchange ratio. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $77,000 along with outstanding interest of $2,074 was converted on August 25, 2023 into 9,138 common shares.

11.

In June 2023, the Company entered into a twelve (12) month note Convertible Promissory Note (“Note”). The Note is for $6,000 and carries an interest rate of 15% per annum. The principal of the Note is convertible into Common Stock of the Company at a twenty percent discount to the closing price of the Company’s Common Stock on September 1, 2023 or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination at a twenty percent discount to such exchange ratio. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $6,000 along with outstanding interest of $162 was converted on August 25, 2023 into 712 common shares.

12.

In July 2023, the Company entered into a twelve (12) month note Convertible Promissory Note (“Note”). The Note is for $40,000 and carries an interest rate of 15% per annum. The principal of the Note is convertible into Common Stock of the Company at a twenty percent discount to the closing price of the Company’s Common Stock on September 1, 2023 or if the business combination between FG Merger Corp. (“FGMC”) and the Company pursuant to the Merger Agreement and Plan of Reorganization by and among FGMC, FG Merger Sub Inc., and the Company dated January 5, 2023, as such agreement may be amended from time to time (the “Business Combination”), occurs then, upon any subsequent conversion of the Note, the holder shall no longer have the right to receive Company common stock upon conversion of the Note, but shall have the right to receive, for each share of Company common stock that would have been issuable upon such conversion immediately prior to the occurrence of the Business Combination, the number of shares of FGMC common stock receivable as a result of such Business Combination by a holder of the number of shares of Company common stock for which the Note is convertible immediately prior to such Business Combination at a twenty percent discount to such exchange ratio. The promissory note is subordinated to the Company’s senior lenders. As part of the Merger the principal of $40,000 along with outstanding interest of $412 was converted on August 25, 2023 into 4,670 common shares.

13.

In September 2023 the Company entered into a sixty-day Promissory Note (“Note”) in the amount of $1,200,000 related to its purchase of the assets of Preferred Dental Development LLC. The Note carries an interest of 12% per annum and is subordinated to the Company’s senior lenders. The principal balance of the note was fully repaid in December 31, 2023 with only the interest portion of $38,609 outstanding as of December 31, 2023. The promissory note is subordinated to the Company’s senior lenders

14.

In October 2023, the Company entered into a promissory note for $350,000. The maturity of the Promissory Note is May 13, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate of $1.85 per share. In conjunction with the Promissory Note, the Company also issued a five-year warrant to purchase 24,500 shares of Company common stock with an exercise price of $2.04. The value of the warrants of 13,498 as determined by a Black-Scholes calculation is separated from the value of the note and expensed equally over the term of the note as a financing fee. On December 28, 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $100,000. The maturity of the convertible note is December 28, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.31 or $1.57 for the share price of conversion. In December 2023, the Company entered into an amendment with holder of an Amendment to Convertible Promissory Notes issued in October 2023 whereby the holder of the Note agreed that the Note would not be convertible into shares of Company Common Stock unless and until the Company’s shareholders approve such conversion per NASDAQ Listing Rule 5635(d). The Company and the Note holder also entered into amendments to the warrants to purchase common stock issued in connection with the issuance of the Note, pursuant to which the holder of the Warrants agreed that the Warrants would not become exercisable unless and until the Company’s shareholders approve the exercise of the Warrants pursuant to NASDAQ Listing Rule 5635(d). The promissory notes are subordinated to the Company’s senior lender.

15.

In October 2023, the Company entered into a securities purchase agreement with an investor, pursuant to which the Company issued the investor a Convertible Promissory Note in principal amount of $500,000. The maturity of the Convertible Promissory Note is October 31, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.58 or $1.90. In December 2023, the Company entered into a securities purchase agreement with the existing investor, pursuant to which the Company issued the investor a convertible note in principal amount of $500,000. The maturity of the convertible note is December 18, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $2.31 or $2.77 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

16.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

17.

In December 2023, the Company entered into a securities purchase agreement pursuant to which the Company issued a convertible note in principal amount of $70,000. The maturity of the convertible note is December 19, 2024 and carries an interest rate of 12% per annum and is initially convertible into Company common stock at a conversion rate equal to 120% of the closing price of the Company’s common stock on the date of issuance which was $1.69 or $2.03 for the share price of conversion. The promissory notes are subordinated to the Company’s senior lender.

18.

In December 2023, the Company issued a subordinated note to a service provider in principal amount of $2,000,000 in exchange for conversion of an account payable in the amount of $2,000,000. The maturity of the subordinated note is December 26, 2024 and carries an interest rate of 15% per annum and is to be paid in interest only installments for three months followed with a ballon payment in month four and then a combination of principal and interest payments for the remaining term. The note is secured by the assets of the Company and is junior to the security interest of the Company’s senior lender. As part of the note payable the Company agreed to purchase investor relation consulting services totaling $200,000 payable in quarterly installments beginning in January 2024.